Contractual Obligations (Details) - Schedule of contractual obligations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Contractual Obligations Abstract
Less than one year	$ 156	$ 215
Years 2-5	60	39
Total contractual obligations	$ 216	$ 254